                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
AMEX Ticker Symbol - VKI
------------------------------

------------------------------------------------------------------------
Six-month total return(1)                                      9.37%
------------------------------------------------------------------------
One-year total return(1)                                      17.19%
------------------------------------------------------------------------
Five-year average annual total return(1)                      10.12%
------------------------------------------------------------------------
Life-of-Trust average annual total return(1)                   6.37%
------------------------------------------------------------------------
Commencement date                                           08/27/93
------------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                       6.99%
------------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                  11.38%
------------------------------------------------------------------------
Preferred share (Series A) rate(4)                             1.20%
------------------------------------------------------------------------
Preferred share (Series B) rate(4)                             1.20%
------------------------------------------------------------------------
Net asset value                                               $15.06
------------------------------------------------------------------------
Closing common share market price                             $14.76
------------------------------------------------------------------------
Six-month high common share market price (03/11/03)           $14.95
------------------------------------------------------------------------
Six-month low common share market price (11/01/02)            $13.98
------------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for the calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  81.2%
AA/Aa.............................   6.4%
A/A...............................   3.4%
BBB/Baa...........................   8.0%
BB/Ba.............................   0.5%
Non-Rated.........................   0.5%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Health Care.......................  17.4%
Transportation....................  13.8%
Public Education..................  13.2%
Retail Electric/Gas/Telephone.....   9.1%
Public Building...................   8.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--August 1993 through April 2003)
[INVESTMENT PERFORMANCE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
8/93                                                                      14.9800                            14.9800
                                                                          15.6100                            15.6100
12/93                                                                     15.0800                            13.5000
                                                                          12.9800                            11.8750
                                                                          12.8100                            11.7500
                                                                          12.5600                            10.6250
12/94                                                                     11.8700                            10.0000
                                                                          13.1300                            11.5000
                                                                          12.8300                            11.5000
                                                                          13.0600                            11.5000
12/95                                                                     13.9100                            11.3750
                                                                          13.1400                            11.1250
                                                                          13.0300                            11.0000
                                                                          13.3600                            11.2500
12/96                                                                     13.6000                            11.2500
                                                                          13.2900                            11.3750
                                                                          13.7200                            12.1250
                                                                          14.1100                            12.5000
12/97                                                                     14.4000                            12.7500
                                                                          14.4000                            12.7500
                                                                          14.4400                            13.1250
                                                                          14.8400                            13.4375
12/98                                                                     14.6500                            13.6250
                                                                          14.4900                            13.1250
                                                                          13.7900                            12.4375
                                                                          13.2800                            11.3750
12/99                                                                     12.7300                            10.8750
                                                                          13.0700                            11.1250
                                                                          13.0200                            11.4375
                                                                          13.2800                            12.0000
12/00                                                                     14.1300                            11.8750
                                                                          14.3300                            12.1700
                                                                          14.1400                            12.1800
                                                                          14.5900                            12.5600
12/01                                                                     14.1100                            12.8600
                                                                          13.9500                            13.1400
                                                                          14.4700                            14.0700
                                                                          15.5200                            14.9000
12/02                                                                     15.0000                            14.5000
                                                                          14.9500                            14.6900
4/03                                                                      15.0600                            14.7600

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TIMOTHY D. HANEY, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1996 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1988. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, many municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn by the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0860 per share translated to a distribution rate of 6.99 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.38 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 9.37 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the trust from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities between 15 and 20 years, priced to a ten-year call date. Our quantitative analysis showed that this segment of the yield curve offered a favorable combination of total return potential and downside protection. The yield of these bonds is competitive, corresponding to their 15- to 20-year maturity dates, yet their interest rate volatility is more closely related to the 10-year call feature. We funded our purchases in this maturity range chiefly through sales of bonds in the 10- and 30-year segments of the yield curve. This alteration of the trust's yield curve exposure should prove beneficial if rates rise on the short end of the yield curve.

    Our preference for long-intermediate bonds also led to several shifts in the portfolio's sector composition, though these shifts were generally not reflective of strong sector views as much as the availability of bonds at key points on the curve. This strategy of shifting assets along the curve resulted in a decline in holdings in the public building sector (down by 2.6 percent), and increases in exposure to the public education sector (6.1 percent) and the retail electric/gas sector (2.5 percent). The uncertain state of the economy also led us to emphasize higher quality bonds. As a result, we took profits on some A and BBB rated health care bonds, reducing our exposure to that sector by
3.5 percent.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities appears to have been a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          MUNICIPAL BONDS  162.8%
          ARIZONA  11.5%
$5,755    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
          Insd)....................................... 5.250%   09/01/17  $  6,352,196
 3,000    Arizona St Transn Brd Hwy Rev Ser B......... 5.250    07/01/19     3,262,500
 2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (FGIC Insd)................................. 5.375    07/01/29     2,034,080
 1,015    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg (FSA
          Insd)....................................... 7.250    07/15/10     1,072,601
 1,300    Tempe, AZ Excise Tax Rev Rfdg............... 5.250    07/01/18     1,431,755
                                                                          ------------
                                                                            14,153,132
                                                                          ------------
          CALIFORNIA  11.1%
 6,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Pub Impt Proj Ser C (FSA Insd).......   *      09/01/19     2,727,360
 5,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Pub Impt Proj Ser C (FSA Insd).......   *      09/01/32     1,058,800
 2,800    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)....................................... 5.500    05/01/16     3,162,852
 2,000    California St Pub Wks Brd Lease Rev Dept of
          Corrections St Prisons Ser A Rfdg (AMBAC
          Insd)....................................... 5.000    12/01/19     2,180,920
 4,450    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
          Insd)....................................... 5.125    07/01/40     4,564,276
                                                                          ------------
                                                                            13,694,208
                                                                          ------------
          COLORADO  4.6%
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj (Prerefunded @ 08/31/05)......... 7.000    08/31/26     1,156,670
 5,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser C (Prerefunded @ 08/31/05)...   *      08/31/26     1,006,800
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.............................. 6.500    11/15/31     1,090,470
   595    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser A (a)................................... 8.000    06/01/25       611,130
   405    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser A2 (a).................................. 7.250    05/01/27       418,094

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          COLORADO (CONTINUED)
$  294    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser B1 (a).................................. 7.650%   11/01/26  $    302,035
    39    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser E....................................... 8.125    12/01/24        40,112
 1,000    Northern CO Wtr Conservancy (MBIA Insd)..... 5.000    10/01/21     1,047,790
                                                                          ------------
                                                                             5,673,101
                                                                          ------------
          CONNECTICUT  1.8%
 1,010    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144A--Private Placement (b).......... 6.400    09/01/11     1,090,982
   990    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144A--Private Placement (Prerefunded
          @ 09/01/07) (b)............................. 6.400    09/01/11     1,155,568
                                                                          ------------
                                                                             2,246,550
                                                                          ------------
          FLORIDA  2.7%
 3,000    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)
          (a)......................................... 5.375    07/01/17     3,334,560
                                                                          ------------

          GEORGIA  4.3%
 3,190    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg
          Rev North Hill Apts Proj Rfdg (FNMA
          Collateralized) (Variable Rate Coupon)...... 6.625    01/01/25     3,384,207
 1,745    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)...................... 5.250    11/01/20     1,875,317
                                                                          ------------
                                                                             5,259,524
                                                                          ------------
          ILLINOIS  14.8%
 1,710    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
          Insd).......................................   *      01/01/29       435,930
15,000    Chicago, IL Brd of Ed Cap Apprec Sch Reform
          Ser A Rfdg (FGIC Insd)......................   *      12/01/31     3,249,450
 5,670    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd).......................................   *      01/01/29     1,454,865
 5,000    Chicago, IL O'Hare Intl Arpt Rev Sr Lien Ser
          A Rfdg (MBIA Insd) (a)...................... 5.000    01/01/12     5,445,150
 7,375    Illinois Hlth Fac Auth Rev Swedish Amern
          Hosp Rfdg (AMBAC Insd) (a).................. 5.375    11/15/13     7,644,040
                                                                          ------------
                                                                            18,229,435
                                                                          ------------
          INDIANA  1.1%
 1,500    Indiana St Dev Fin Auth Rev Exempt Fac Conv
          Rfdg........................................ 5.950    08/01/30     1,358,910
                                                                          ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          KENTUCKY  2.3%
$2,500    Kentucky St Ppty & Bldgs Comm Proj No. 74
          Rfdg (FSA Insd)............................. 5.375%   02/01/15  $  2,799,600
                                                                          ------------

          LOUISIANA  3.0%
 1,400    Louisiana Pub Fac Auth Rev Hlth Fac Glen
          Retirement Ser A............................ 6.700    12/01/25     1,412,390
 2,000    New Orleans, LA Rfdg (FGIC Insd)............ 5.500    12/01/21     2,292,420
                                                                          ------------
                                                                             3,704,810
                                                                          ------------
          MARYLAND  3.3%
 4,000    Maryland St Hlth & Higher Ed Fac Auth Rev
          Subn Hosp Rfdg (AMBAC Insd) (a)............. 5.000    07/01/13     4,102,160
                                                                          ------------

          MASSACHUSETTS  5.8%
 1,200    Massachusetts Bay Tran Auth MA Gen Tran Sys
          Ser A Rfdg.................................. 6.250    03/01/12     1,445,040
 2,665    Massachusetts Muni Whsl Elec Co Pwr Supply
          Sys Rev Ser B Rfdg (Prerefunded @ 07/01/04)
          (MBIA Insd)................................. 5.000    07/01/12     2,837,852
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Saint Mem Med Ctr Ser A..................... 6.000    10/01/23       909,660
 1,886    Massachusetts St Hsg Fin Agy Hsg Rev Insd
          Rental Ser A (AMBAC Insd) (a)............... 6.650... 07/01/19     1,957,302
                                                                          ------------
                                                                             7,149,854
                                                                          ------------
          MICHIGAN  10.3%
 2,000    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Dev Area No. 1 Proj Ser C1 (Prerefunded
          @ 07/01/06)................................. 6.250    07/01/25     2,319,180
 2,790    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
          Rfdg (MBIA Insd)............................ 5.250    07/01/19     3,038,701
 2,000    Grand Rapids, MI Wtr Supply (FGIC Insd)..... 5.750    01/01/15     2,269,340
 2,075    South Lyon, MI Cmnty Sch Bldg & Site (FGIC
          Insd)....................................... 5.250    05/01/18     2,265,506
 2,285    Taylor, MI Bldg Auth (AMBAC Insd)........... 6.000    03/01/13     2,722,166
                                                                          ------------
                                                                            12,614,893
                                                                          ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          MISSISSIPPI  5.1%
$3,000    Mississippi Bus Fin Corp MS Pollutn Ctl Rev
          Sys Energy Res Inc Proj Rfdg................ 5.900%   05/01/22  $  2,971,290
 2,015    Mississippi Home Corp Single Family Rev Mtg
          Ser C (GNMA Collateralized) (Variable Rate
          Coupon)..................................... 7.600    06/01/29     2,239,209
 1,005    Mississippi Home Corp Single Family Rev Mtg
          Ser F (GNMA Collateralized)................. 6.250    12/01/16     1,073,822
                                                                          ------------
                                                                             6,284,321
                                                                          ------------
          MISSOURI  3.4%
 4,000    Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A
          (MBIA Insd) (a)............................. 5.250    07/01/31     4,171,000
                                                                          ------------

          NEBRASKA  2.5%
 3,000    Omaha Convention Hotel Corp Convention Ctr
          First Tier Ser A (AMBAC Insd)............... 5.125    04/01/32     3,104,520
                                                                          ------------

          NEW HAMPSHIRE  1.8%
 1,000    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch.............................. 7.000    07/01/30     1,034,360
 1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
          Pennichuck Wtrwks Inc (AMBAC Insd).......... 6.300    05/01/22     1,142,580
                                                                          ------------
                                                                             2,176,940
                                                                          ------------
          NEW JERSEY  1.9%
 2,210    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          American Wtr Co Inc Ser B (FGIC Insd)....... 5.375    05/01/32     2,309,538
                                                                          ------------

          NEW YORK  16.7%
 3,000    New York City Ser G......................... 6.000    02/01/11     3,282,000
 5,000    New York City Ser H (MBIA Insd) (a)......... 5.250    03/15/14     5,513,800
 2,175    New York St Med Care Fac Fin Agy Rev NY
          Downtown Hosp Ser A (Prerefunded @
          02/15/05)................................... 6.800    02/15/20     2,430,084
 3,000    New York St Med Care Fac Fin Agy Rev NY Hosp
          Mtg Ser A (Prerefunded @ 02/15/05) (AMBAC
          Insd)....................................... 6.200    08/15/05     3,318,900
 3,000    New York St Med Care Fac Fin Agy Rev NY Hosp
          Mtg Ser A (Prerefunded @ 02/15/05) (AMBAC
          Insd)....................................... 6.800    08/15/24     3,350,670
 2,500    Port Auth NY & NJ Cons 92nd Ser (a)......... 5.000    07/15/15     2,581,150
                                                                          ------------
                                                                            20,476,604
                                                                          ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          NORTH CAROLINA  1.4%
$1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
          Rev Ser D................................... 6.700%   01/01/19  $  1,660,515
                                                                          ------------

          OHIO  7.5%
 3,000    Cincinnati, OH City Sch Dist Sch Impt (FSA
          Insd)....................................... 5.250    06/01/18     3,297,300
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj........................................ 7.500    01/01/30     1,109,430
 1,165    Marion Cnty, OH Hosp Impt Rev Cmnty Hosp
          Rfdg........................................ 6.100    05/15/06     1,263,070
 3,390    Pickerington, OH Loc Sch Dist Cap Apprec Sch
          Fac Contract (FGIC Insd)....................   *      12/01/11     2,470,768
 1,000    Toledo Lucas Cnty, OH Port Auth Northwest Bd
          Fd Ser A.................................... 6.000    05/15/11     1,063,140
                                                                          ------------
                                                                             9,203,708
                                                                          ------------
          OKLAHOMA  4.3%
 1,755    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)................................ 6.250    11/01/22     2,089,608
 2,785    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
          Cent Proj Rfdg (Escrowed to Maturity)
          (Connie Lee Insd) (a)....................... 6.250    06/01/06     3,159,945
                                                                          ------------
                                                                             5,249,553
                                                                          ------------
          OREGON  2.1%
 2,010    Emerald Peoples Util Dist OR Rfdg (FGIC
          Insd)....................................... 7.350    11/01/09     2,535,273
                                                                          ------------

          PENNSYLVANIA  4.5%
 2,000    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D (a)................... 7.150    12/01/18     2,074,280
 3,000    Philadelphia, PA Sch Dist Ser A (FSA
          Insd)....................................... 5.750    02/01/11     3,486,300
                                                                          ------------
                                                                             5,560,580
                                                                          ------------
          SOUTH DAKOTA  0.9%
 1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Childrens Care Hosp Rfdg.................... 6.125    11/01/29     1,054,540
                                                                          ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          TENNESSEE  2.2%
$1,270    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg................. 8.000%   07/01/33  $  1,440,523
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd)....................................... 7.500    07/01/25     1,269,850
                                                                          ------------
                                                                             2,710,373
                                                                          ------------
          TEXAS  16.9%
 2,000    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Baptist Mem Hosp Sys Proj (Prerefunded @
          08/15/04) (MBIA Insd) (a)................... 6.625    02/15/13     2,179,120
 1,000    Brazos River Auth TX Pollutn Adj TXU Elec Co
          Proj Ser C Rfdg (Variable Rate Coupon)...... 5.750    05/01/36       984,450
 1,165    Brownsville, TX Util Sys Rev (Escrowed to
          Maturity)................................... 7.375    01/01/10     1,384,614
 1,515    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)..... 5.750    02/15/16     1,729,706
 3,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
          Ser A Rfdg (FGIC Insd) (a).................. 5.500    11/01/31     3,129,240
 3,270    Houston, TX Arpt Sys Rev (Escrowed to
          Maturity) (a)............................... 9.500    07/01/10     4,203,193
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
          Fac Christian Care Ctr Ser A................ 7.625    02/15/28     1,046,100
 2,000    San Antonio, TX Elec & Gas Sys Rfdg......... 5.375    02/01/16     2,216,060
 1,990    Stafford, TX Econ Dev Corp (FGIC Insd)...... 6.000    09/01/19     2,324,658
 1,510    Texas St Wtr Fin Assistance................. 5.500    08/01/35     1,626,844
                                                                          ------------
                                                                            20,823,985
                                                                          ------------
          VIRGINIA  1.4%
 1,595    Richmond, VA Indl Dev Auth Govt Fac Rev Bds
          (AMBAC Insd)................................ 5.000    07/15/16     1,775,554
                                                                          ------------

          WASHINGTON  6.3%
 1,745    Clark Cnty, WA Sch Dist 114 Evergreen (FSA
          Insd)....................................... 5.500    12/01/15     1,976,090
 5,000    Energy Northwest WA Elec Rev Proj No. 3 Ser
          B Rfdg (FSA Insd) (a)....................... 6.000    07/01/16     5,800,550
                                                                          ------------
                                                                             7,776,640
                                                                          ------------
          WYOMING  1.2%
 1,500    Laramie Cnty, WY Hosp Rev Mem Hosp Proj
          (AMBAC Insd)................................ 6.700    05/01/12     1,535,610
                                                                          ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          PUERTO RICO  6.1%
$6,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
          Ser Y Rfdg (FSA Insd) (a)................... 6.250%   07/01/21  $  7,503,660
                                                                          ------------
TOTAL INVESTMENTS  162.8%
  (Cost $183,441,647)...................................................   200,233,651
OTHER ASSETS IN EXCESS OF LIABILITIES  2.2%.............................     2,752,175
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (65.0%).............   (80,003,943)
                                                                          ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..........................  $122,981,883
                                                                          ============

 * Zero coupon bond

(a) Assets segregated as collateral for open futures transactions.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $183,441,647).......................  $200,233,651
Receivables:
  Investments Sold..........................................     3,991,757
  Interest..................................................     3,405,889
Other.......................................................           378
                                                              ------------
    Total Assets............................................   207,631,675
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,514,140
  Custodian Bank............................................       632,149
  Variation Margin on Futures...............................       201,000
  Investment Advisory Fee...................................        99,561
  Administrative Fee........................................         8,297
  Affiliates................................................         5,234
Trustees' Deferred Compensation and Retirement Plans........       155,450
Accrued Expenses............................................        30,018
                                                              ------------
    Total Liabilities.......................................     4,645,849
Preferred Shares (including accrued distributions)..........    80,003,943
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $122,981,883
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($122,981,883 divided by
  8,168,211 shares outstanding).............................  $      15.06
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,168,211 shares issued and
  outstanding)..............................................  $     81,682
Paid in Surplus.............................................   115,791,428
Net Unrealized Appreciation.................................    16,624,313
Accumulated Undistributed Net Investment Income.............     1,848,209
Accumulated Net Realized Loss...............................   (11,363,749)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $122,981,883
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,200 issued with liquidation preference of
  $25,000 per share)........................................  $ 80,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $202,981,883
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,313,002
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      599,460
Preferred Share Maintenance.................................      111,305
Administrative Fee..........................................       49,955
Trustees' Fees and Related Expenses.........................       25,120
Legal.......................................................       11,656
Custody.....................................................        6,189
Other.......................................................       75,428
                                                              -----------
    Total Expenses..........................................      879,113
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,433,889
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,104,853
  Futures...................................................   (1,260,198)
                                                              -----------
Net Realized Loss...........................................     (155,345)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,700,251
                                                              -----------
  End of the Period:
    Investments.............................................   16,792,004
    Futures.................................................     (167,691)
                                                              -----------
                                                               16,624,313
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,924,062
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,768,717
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (449,257)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,753,349
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2003    OCTOBER 31, 2002
                                                      -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $  4,433,889       $  8,957,037
Net Realized Gain/Loss...............................       (155,345)         3,627,321
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      1,924,062         (2,815,469)
Distributions to Preferred Shareholders:
  Net Investment Income..............................       (449,257)        (1,129,170)
                                                        ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.........................................      5,753,349          8,639,719

Distributions to Common Shareholders:
  Net Investment Income..............................     (4,214,522)        (7,820,534)
                                                        ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................      1,538,827            819,185

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................    121,443,056        120,623,871
                                                        ------------       ------------
End of the Period (Including accumulated
  undistributed net investment income of $1,848,209
  and $2,078,099, respectively)......................   $122,981,883       $121,443,056
                                                        ============       ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS
                                                        ENDED
                                                      APRIL 30,       --------------------
                                                         2003         2002 (a)      2001
                                                      ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (b).........  $ 14.87        $ 14.77      $ 13.46
                                                       -------        -------      -------
  Net Investment Income..............................      .54           1.10         1.12
  Net Realized and Unrealized Gain/Loss..............      .22            .10         1.23
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income............................     (.05)          (.14)        (.32)
                                                       -------        -------      -------
Total from Investment Operations.....................      .71           1.06         2.03
  Distributions Paid to Common Shareholders:
    Net Investment Income............................     (.52)          (.96)        (.72)
                                                       -------        -------      -------
NET ASSET VALUE, END OF THE PERIOD...................  $ 15.06        $ 14.87      $ 14.77
                                                       =======        =======      =======
Common Share Market Price at End of the Period.......  $ 14.76        $ 13.98      $ 12.95
Total Return (c).....................................    9.37%*        15.64%       18.05%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)...............................  $ 123.0        $ 121.4      $ 120.6
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (d)..................................    1.46%          1.58%        1.76%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)....................    7.36%          7.55%        7.89%
Portfolio Turnover...................................      17%*           45%          38%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (d)...............................     .88%           .95%        1.04%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (e)....................    6.61%          6.59%        5.66%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...................    3,200          3,200        3,200
Asset Coverage Per Preferred Share (f)...............  $63,433        $62,954      $62,695
Involuntary Liquidating Preference Per Preferred
  Share..............................................  $25,000        $25,000      $25,000
Average Market Value Per Preferred Share.............  $25,000        $25,000      $25,000

 * Non-Annualized
(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .17%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(b) Net Asset Value at August 27, 1993, of $15.00 is adjusted for common share offering costs of $.08 per common share. Net asset value at October 31, 1993 of $15.13 is adjusted for preferred share offering costs of $.16 per common share.
(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.
(e) Ratios reflect the effect of dividend payments to preferred shareholders.
(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                                                                AUGUST 27, 1993
                                                                                 (COMMENCEMENT
                           YEAR ENDED OCTOBER 31,                                OF INVESTMENT
-----------------------------------------------------------------------------    OPERATIONS) TO
     2000       1999       1998       1997       1996       1995       1994     OCTOBER 31, 1993
------------------------------------------------------------------------------------------------
    $ 12.92   $  14.72   $  14.17   $  13.51   $  13.31   $  11.93   $  14.97       $ 14.92
    -------   --------   --------   --------   --------   --------   --------       -------
       1.08       1.10       1.10       1.12       1.12       1.15       1.12           .09
        .64      (1.84)       .54        .63        .19       1.45      (3.07)          .12


       (.40)      (.32)      (.35)      (.35)      (.35)      (.39)      (.26)          -0-
    -------   --------   --------   --------   --------   --------   --------       -------
       1.32      (1.06)      1.29       1.40        .96       2.21      (2.21)          .21

       (.78)      (.74)      (.74)      (.74)      (.76)      (.83)      (.83)          -0-
    -------   --------   --------   --------   --------   --------   --------       -------
    $ 13.46   $  12.92   $  14.72   $  14.17   $  13.51   $  13.31   $  11.93       $ 15.13
    =======   ========   ========   ========   ========   ========   ========       =======
    $11.625   $11.1875   $13.6875   $  12.50   $  11.50   $  11.50   $  9.875       $14.625
     11.15%    -13.37%     15.87%     15.58%      6.82%     25.22%    -27.65%        -2.50%*

    $ 109.9   $  105.6   $  120.2   $  115.7   $  110.3   $  108.7   $   97.4       $ 123.6

      1.88%      1.79%      1.83%      1.88%      1.94%      1.98%      1.82%         1.30%

      8.35%      7.86%      7.67%      8.16%      8.42%      9.06%      8.24%         3.40%
        24%        36%        15%        16%        37%        79%       214%           24%*


      1.07%      1.06%      1.09%      1.09%      1.12%      1.12%      1.09%         1.30%

      5.27%      5.60%      5.24%      5.61%      5.77%      6.01%      6.34%         3.40%

      3,200      3,200      1,600      1,600      1,600      1,600      1,600            --
    $59,345   $ 57,986   $125,139   $122,327   $118,953   $117,963   $110,892       $    --

    $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $    --
    $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $    --

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there were no when-issued or delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $10,942,288 which will expire between October 31, 2003 and October 31, 2008. Of this amount, $9,652,675 will expire on October 31, 2003.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $182,640,474
                                                                ============
Gross tax unrealized appreciation...........................    $ 17,820,790
Gross tax unrealized depreciation...........................        (227,613)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 17,593,177
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                  2002
Distributions paid from:
  Ordinary income...........................................    $119,517
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $119,517
                                                                ========

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $119,924

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $5,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $16,400 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    At April 30, 2003, Van Kampen owned 6,700 common shares of the Trust.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $34,066,189 and $36,405,819, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    Transactions in futures contracts for the six months ended April 30, 2003 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................        255
Futures Opened..............................................      1,070
Futures Closed..............................................       (917)
                                                                  -----
Outstanding at April 30, 2003...............................        408
                                                                  =====

    The futures contracts outstanding as of April 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures June 2003 (Current
    Notional Value of $115,125 per contract)................      78         $ (22,878)
  U.S. Treasury Notes 5-Year Futures June 2003 (Current
    Notional Value of $113,750 per contract)................     330          (144,813)
                                                                 ---         ---------
                                                                 408         $(167,691)
                                                                 ===         =========

5. PREFERRED SHARES

The Trust has outstanding 3,200 Auction Preferred Shares ("APS") in two series of 1,600 shares each. Dividends are cumulative and the dividend rate is generally reset every 7 days for both series through an auction process. The average rate in effect on April 30, 2003 was 1.200%. During the six months ended April 30, 2003, the rates ranged from 0.700% to 1.800%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN ADVANTAGE MUNICIPAL INCOME
TRUST II

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKI SAR 6/03                                                   Member NASD/SIPC.
                                                                11213F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003